Fair Value Disclosure and Measurement on Recurring Basis (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Fair value disclosure
Long-term notes payable	¥ 45,282	$ 6,504	¥ 68,763
Convertible senior notes	14,142	2,031	4,923
Fair value measurements on a recurring basis
Total assets measured at fair value	22,784	3,273	86,803
Total liabilities measured at fair value	526	76	464
Cash Equivalents
Fair value disclosure
Time deposits	10,848	1,558	4,264
Money market fund	1,719	247	3,723
Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	107,654	15,464	27,507
Fair value measurements on a recurring basis
Available-for-sale debt investments	5,637	810	79,558
Long-term investments
Fair value disclosure
Held-to-maturity debt investments	491	70
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	11,334	1,628	4,428
Investments accounted for at fair value	1,819	261	1,457
Available-for-sale debt investments	3,970	570	1,167
Other non-current assets
Fair value measurements on a recurring basis
Derivative instruments	24	4	193
Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments	125	18	123
Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liabilities	401	$ 58	341
Fair Value, Inputs, Level 1
Fair value measurements on a recurring basis
Total assets measured at fair value	11,334		4,428
Fair Value, Inputs, Level 1 | Cash Equivalents
Fair value disclosure
Money market fund	1,719		3,723
Fair Value, Inputs, Level 1 | Long-term investments
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	11,334		4,428
Fair Value, Inputs, Level 2
Fair value disclosure
Long-term notes payable	45,282		68,763
Convertible senior notes	14,142		4,923
Fair value measurements on a recurring basis
Total assets measured at fair value	5,661		79,745
Total liabilities measured at fair value	401		341
Fair Value, Inputs, Level 2 | Cash Equivalents
Fair value disclosure
Time deposits	10,848		4,264
Fair Value, Inputs, Level 2 | Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	107,654		27,507
Fair value measurements on a recurring basis
Available-for-sale debt investments	5,637		79,558
Fair Value, Inputs, Level 2 | Long-term investments
Fair value disclosure
Held-to-maturity debt investments	491
Fair Value, Inputs, Level 2 | Other non-current assets
Fair value measurements on a recurring basis
Derivative instruments	24		187
Fair Value, Inputs, Level 2 | Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liabilities	401		341
Fair Value, Inputs, Level 3
Fair value measurements on a recurring basis
Total assets measured at fair value	5,789		2,630
Total liabilities measured at fair value	125		123
Fair Value, Inputs, Level 3 | Long-term investments
Fair value measurements on a recurring basis
Investments accounted for at fair value	1,819		1,457
Available-for-sale debt investments	3,970		1,167
Fair Value, Inputs, Level 3 | Other non-current assets
Fair value measurements on a recurring basis
Derivative instruments			6
Fair Value, Inputs, Level 3 | Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments	¥ 125		¥ 123